Shareholders' Deficit	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Shareholders' Deficit

NOTE 10 - SHAREHOLDERS’ DEFICIT

A.	Ordinary Shares:

The Ordinary Shares confer upon the holders thereof all rights accruing to a shareholder of the Company, as provided in these Articles, including, inter alia, the right to receive notices of, and to attend meetings of shareholders; for each share held, the right to one vote at all meetings of shareholders; and to share equally, on a per share basis, in such dividend and other distributions to shareholders of the Company as may be declared by the Board of Directors in accordance with these Articles and the Companies Law, and upon liquidation or dissolution of the Company, in the distribution of assets of the Company legally available for distribution to shareholders in accordance with the terms of applicable law and these Articles. All Ordinary Shares rank pari passu in all respects with each other.

B.	Issuance of Ordinary Shares:

1.	In May 2018, the Company offered to the holders of the warrants to exercise their warrants in exchange for extending their expiration date for an additional 3 years. As a result of such offer, during May 2018, certain holders exercised 722,500 warrants into the same number of Ordinary Shares for a cash consideration of $361,250. The total direct and incremental costs paid regarding this transaction were approximately $36,992.

2.	On August 15, 2018, a certain consultant converted 620,521 stock options into the same number of ordinary shares at an exercise price of NIS0.01.

3.	On November 18, 2018, the Company signed a share purchase agreement with an investor for $100,000 in exchange for 800,000 ordinary shares of NIS 0.01 par value and 600,000 warrants for 3 years in exercise price of the lowest of $0.125 or the lowest price during the 5 trading days before the exercise notice. An amount of $19,655 was allocated to derivative warrant liability (see also Note 8) and the remaining amount was allocated to the shares.

4.	During the year ended December 31, 2019, the Company signed a share purchase agreement with certain new investors for $295,000 in cash in exchange for 2,950,000 ordinary shares of NIS 0.01 par value, which representing price per share of $0.10.

5.	On April 14, 2019 (“Commitment Date”), the Company’s compensation Committee approved the issuance of 300,000 ordinary shares of NIS 0.01 par value to the then Chief Executive Officer for his service as the chairman of the Board of Directors. Consequently, at the Commitment Date, the Company recorded stock-based compensation expense as part of “General and Administrative” line in operations in the accompanying statement of operations in total amount of $60,000, which representing price per share of $0.2 at the commitment date.

6.	In May 2019, the Company issued 125,000 ordinary shares to certain service provider as partial settlement of financial liability in total amount of $12,500. See also Note 9D.

7.	During the year ended December 31, 2019, the Company entered into several service agreements with certain service providers, whereby the Company issued 4,500,000 ordinary share of NIS 0.01 par value in exchange for services that have been rendered. Consequently, the Company recorded related stock-based compensation expense of $420,000 and $335,000 as part of “Marketing Expenses” and “General and Administrative Expenses” lines in operations in the accompanying statement of operations, respectively, based on the fair value of the issued shares at each applicable commitment date, which representing an average price per share of $0.15. See also Note 9.